Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data [Abstract]
Revenue	$ 542,771	$ 536,922	$ 537,714	$ 543,782	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 2,161,190	$ 2,148,612	$ 2,188,047
Income from operations	232,374	237,269	237,755	234,472	232,944	233,165	228,245	216,727	941,870	911,081	917,985
Net loss	(110,359)	(373,642)	(45,840)	(65,849)	(88,956)	(29,416)	(22,800)	(33,642)	(595,690)	(174,814)	994,112
Net loss attributable to Intelsat S.A.	$ (111,346)	$ (374,631)	$ (46,828)	$ (66,801)	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	$ (599,605)	$ (178,728)	$ 990,197
Net income (loss) per share attributable to Intelsat S.A.:
Basic (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.65
Diluted (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.36